REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Impact of corrections on consolidated statements of comprehensive income (loss) (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Net income	₽ 47,615	$ 677.0	₽ (14,653)	₽ 23,350
Foreign currency translation adjustment	7,966	113.3	(1,672)	13,616
Total other comprehensive income/(loss)	7,966	113.3	(1,672)	14,509
Total comprehensive income	55,581	790.3	(16,325)	37,859
Total comprehensive income attributable to Yandex N.V.	₽ 47,530	$ 675.8	₽ (16,399)	37,788
As previously reported
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Net income				24,149
Foreign currency translation adjustment				13,676
Total other comprehensive income/(loss)				14,569
Total comprehensive income				38,718
Adjustment
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Net income				(799)
Foreign currency translation adjustment				(60)
Total other comprehensive income/(loss)				(60)
Total comprehensive income				₽ (859)